UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23465

Pioneer Securitized Income Fund
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Terrence J. Cullen, Amundi Pioneer Asset Management, Inc.,
60 State Street, Boston, MA 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 31, 2020

Date of reporting period:  August 1, 2019 through January 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Pioneer Securitized
Income Fund

Semiannual Report | January 31, 2020
Ticker Symbol: XSILX

Beginning in March 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, bank or insurance company. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically by contacting your financial intermediary or, if you invest directly with the Fund, by calling 1-800-225-6292.
You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-225-6292. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held within the Pioneer Fund complex if you invest directly.

visit us: www.amundipioneer.com/us

Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 1

President’s Letter
Dear Shareholders,
The new decade has arrived delivering a first quarter that will go down in the history books. The beginning of the year seemed to extend the positive market environment of 2019 and then, March roared in like a lion and the COVID-19 pandemic became a global crisis impacting lives and life as we know it. The impact on the global economy from the COVID-19 virus pandemic, while currently unknown, are likely to be considerable. It is clear that several industries have already felt greater effects than others. And the markets, which do not thrive on uncertainty, have been volatile. Our business continuity plan was implemented given the new COVID-19 guidelines, and most of our employees are working remotely. To date, our operating environment has faced no interruption. I am proud of the careful planning that has taken place and confident we can maintain this environment for as long as is prudent. History in the making for a company that first opened its doors way back in 1928.
Since 1928, Amundi Pioneer’s investment process has been built on a foundation of fundamental research and active management, principles which have guided our investment decisions for more than 90 years. We believe active management – that is, making active investment decisions – can help mitigate the potential risks during periods of market volatility. As the early days of 2020 have reminded us, in today’s global economy, investment risk can materialize from a number of factors, including a slowing economy, changing U.S. Federal Reserve policy, oil price shocks, political and geopolitical factors and, unfortunately, major public health concerns such as a viral pandemic.
At Amundi Pioneer, active management begins with our own fundamental, bottom-up research process. Our team of dedicated research analysts and portfolio managers analyze each security under consideration, communicating directly with the management teams of the companies issuing the securities and working together to identify those securities that best meet our investment criteria for our family of funds. Our risk management approach begins with each and every security, as we strive to carefully understand the potential opportunity, while considering any and all risk factors.
2 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

Today, as investors, we have many options. It is our view that active management can serve shareholders well, not only when markets are thriving, but also during periods of market stress. As you consider your long-term investment goals, we encourage you to work with your financial advisor to develop an investment plan that paves the way for you to pursue both your short- and long-term goals.
We remain confident that the current crisis, like others in human history, will pass, and we greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.
Sincerely,
Lisa M. Jones
Head of the Americas, President and CEO of U.S.
Amundi Pioneer Asset Management USA, Inc.
January 31, 2020
Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 3

Portfolio Management Discussion | 1/31/20
In the following interview, portfolio managers Nicolas Pauwels and Noah Funderburk discuss the brief reporting period starting with Pioneer Securitized Income Fund’s inception on December 9, 2019, through January 31, 2020, and the Fund’s primary investment strategies. Mr. Pauwels, CFA, a vice president and portfolio manager at Amundi Pioneer Asset Management, Inc. (Amundi Pioneer), and Mr. Funderburk, CFA, a vice president and portfolio manager at Amundi Pioneer, are responsible for the day-to-day management of the Fund.
Q    How did the Fund perform during the abbreviated semiannual reporting period ended January 31, 2020?
A    The Fund produced a total return of 3.02% at net asset value (NAV) during the abbreviated reporting period ended January 31, 2020.
Q    Could you describe the Fund’s typical investment strategies?
A    The Fund invests in securitized assets, including securities backed by residential mortgages, commercial mortgages, consumer loans, and various other assets. We seek to manage the Fund’s portfolio through a process that combines both top-down and bottom-up approaches, utilizing a blend of sophisticated quantitative tools and common-sense analysis. We strive to add value primarily through sector allocation as well as security selection decisions. Conversely, we do not attempt to make macroeconomic “bets” on variable factors such as interest rates, credit spreads, or market volatility.(Credit spreads are commonly defined as the differences in yield between Treasuries and other types of fixed-income securities with similar maturities.)
One of the key goals of our investment process is to offer investors a way to potentially benefit from having access to an asset class – securitized instruments – that has only limited weightings in the major fixed-income benchmark indices. We believe the broad-based nature of the Fund’s securitized holdings, together with the low correlation of securitized assets to other segments of the financial markets, may help us to pursue that goal for the Fund’s shareholders. (Correlation refers to the degree to which assets or asset class prices have moved in relation to one another. Correlation ranges from -1, always moving in opposite directions, through 0, absolutely independent, to 1, always moving together.)
4 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

Q    How was the Fund invested as of January 31, 2020, and how did the positioning affect performance?
A    We allocated approximately half of the portfolio’s invested assets to residential mortgage-backed securities (RMBS) during the period. We see a firm fundamental underpinning for that segment of the securitized asset class due to the ongoing strength of the housing market. In our view, housing prices are well supported by both growing demand and a relatively limited amount of supply, particularly for homes selling below the median price point. RMBS performed well during the abbreviated reporting period and made the largest positive contribution to the Fund’s returns.
Asset-backed securities (ABS) were the second-largest allocation in the portfolio. The Fund had slightly more than 35% of investment assets in ABS as of January 31, 2020, with about two-thirds of the position in securities backed by auto and consumer loans. The auto-loan space delivered a healthy gain during the abbreviated semiannual reporting period, and was a key positive contributor to the Fund’s total return. Consumer debt also posted a positive return, but it had a smaller impact on the Fund’s results due to a smaller portfolio weighting.
Slightly less than 10% of the portfolio was invested in commercial mortgage-backed securities (CMBS). The position was divided nearly evenly between single-asset / single-borrower securities and those backed by multiple borrowers. The CMBS position was another slight positive contributor to the Fund’s total return.
Q    How has the securitized market changed in recent years?
A    We believe securitized markets today operate under a fundamentally different set of criteria than they did prior to 2008. Lenders who were once infamous for originating “liar loans” must now provide strict documentation on all mortgages. (A “liar loan” is a category of mortgage that refers to low-documentation or no-documentation mortgages.) In addition, rating agencies have pivoted from complacency to conservatism. With risk-retention rules in place, the non-agency mortgage market is now a fraction of its former self. Additionally, short-term leveraged financing and other “shadow banking” practices have been significantly curtailed.
Q    Can you discuss the Fund’s repurchase feature?
A    As an interval fund, the Fund will make quarterly offers to repurchase its outstanding shares at NAV. There are four windows of time per year when the Fund will offer to repurchase shares. The first repurchase offer will begin on March 27, 2020. For more information, please see the Fund’s prospectus.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 5

Q    Did the Fund have any exposure to derivative investments during the abbreviated semiannual reporting period ended January 31, 2020?
A    No. The Fund had no exposure to derivatives during the reporting period.
Q    How would you characterize your investment approach in the portfolio during the abbreviated semiannual reporting period ended January 31, 2020?
A    Upon the inception of the Fund on December 9, 2019, we began the process of investing the portfolio’s initial cash balance through purchases in both the primary and secondary markets. The portfolio was close to fully invested by the end of 2019, and we made only small changes to the Fund’s holdings in the subsequent weeks. The shifts were largely designed to enhance diversification* and to seek greater total return potential.
Please refer to the Schedule of Investments on pages 12–14 for a full listing of Fund securities.
All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.
The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment. The Fund is not a complete investment program.
The Fund is operated as an interval fund, meaning the Fund will seek to conduct quarterly repurchase offers for a percentage of the Fund’s outstanding shares. Although the Fund will make quarterly repurchase offers, the Fund’s shares should be considered illiquid.
The Fund invests primarily in mortgage-backed securities, asset-backed securities and other securitized asset instruments. A substantial portion of the Fund’s assets ordinarily will consist of high yield debt securities that involve substantial risk of loss.
Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.
* Diversification does not assure a profit nor protect against loss.
6 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

Investments in high yield or lower-rated securities are subject to greater-than-average price volatility, illiquidity and possibility of default. When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise.
The value of mortgage-related and asset backed securities will be influenced by factors affecting the real estate market and the assets underlying those securities. These securities are also subject to prepayment and extension risks and risk of default.
The Fund anticipates borrowing for leveraging purposes, including through reverse repurchase agreements or other means. When the Fund uses leverage, the value of the investment will be more volatile and other risks will tend to be compounded. Leverage generally magnifies the effect of any increase or decrease in the value of the Fund’s underlying assets and creates a risk of loss of value on a larger pool of assets than the Fund would otherwise have.
Certain securities and derivatives held by the Fund may be impossible or difficult to purchase, sell or unwind. Such securities may also be difficult to value. The use of interest rate futures and options and other derivatives can increase fund losses and reduce opportunities for gain. The Fund may invest in credit-default swaps, inverse floating-rate obligations, and other derivative instruments. Derivatives may have a leveraging effect on the Fund.
As a non-diversified Fund, the Fund can invest a higher percentage of its assets in the securities of any one or more issuers than a diversified fund. Being non-diversified may magnify the Fund’s losses from adverse events affecting a particular issuer.
These risks may increase share price volatility.
Before investing, consider the product’s investment objectives, risks, charges and expenses. Contact your advisor or Amundi Pioneer Asset Management, Inc., for a prospectus or summary prospectus containing this information. Read it carefully.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 7

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund’s historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.
8 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

Portfolio Summary | 1/31/20
Portfolio Diversification

(As a percentage of total investments)*
10 Largest Holdings
(As a percentage of total investments)*
1.	Freddie Mac STACR Trust, Series 2018-HQA2, Class B2, 12.792% (1 Month
	USD LIBOR + 1,100 bps), 10/25/48 (144A)	6.59%
2.	Freddie Mac STACR Trust, Series 2019-FTR3, Class B2, 6.54% (1 Month
	USD LIBOR + 480 bps), 9/25/47 (144A)	5.05
3.	STACR Trust, Series 2018-DNA3, Class B2, 9.54% (1 Month USD
	LIBOR + 775 bps), 9/25/48 (144A)	4.88
4.	CFMT LLC, Series 2019-HB1, Class M5, 6.0%, 12/25/29 (144A)	4.88
5.	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1B1, 5.192%
	(1 Month USD LIBOR + 340 bps), 10/25/39 (144A)	4.31
6.	STACR Trust, Series 2018-HRP2, Class B1, 5.992% (1 Month USD
	LIBOR + 420 bps), 2/25/47 (144A)	4.23
7.	Upstart Securitization Trust, Series 2019-3, Class C, 5.38%, 1/21/30 (144A)	4.22
8.	Carvana Auto Receivables Trust, Series 2019-4A, Class E, 4.7%, 10/15/26 (144A)	3.98
9.	Freddie Mac STACR Trust, Series 2019-FTR2, Class B1, 4.66% (1 Month
	USD LIBOR + 300 bps), 11/25/48 (144A)	3.95
10.	RMF Buyout Issuance Trust, Series 2020-1, Class M5, 6.0%, 2/25/30 (144A)	3.89

*     Excludes temporary cash investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 9

Prices and Distributions | 1/31/20

Net Asset Value per Share

Class	1/31/20
Y	$10.26

Distributions per Share: 12/10/19–1/31/20*

	Net
	Investment	Short-Term	Long-Term
Class	Income	Capital Gains	Capital Gains
Y	$0.0423	$ —	$ —

*	For period from December 10, 2019 (date of capitalization) to January 31, 2020.
10 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

Performance Update | 1/31/20
Investment Returns

Average Annual Total Returns
(As of January 31, 2020)

Net
Asset
Value
Period	(NAV)
Life of Fund
(12/10/19)	3.02%

Expense Ratio
(Per prospectus dated November 22, 2019)
Gross	Net
2.51%	2.12%

Call 1-844-391-3034 or visit www.amundipioneer.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
Performance data shown represents past performance. Past performance is no guarantee of future results. Investment return and market price will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. Performance, including short-term performance, is not indicative of future results. Performance is net of all fees. All results are historical and assume the reinvestment of dividends and capital gains.
The Fund has no sales charges. Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2021. There can be no assurance that Amundi Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions.
Please refer to the financial highlights for more current expense ratios.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 11

Schedule of Investments | 1/31/20

Principal
Amount
USD ($)		Value
	UNAFFILIATED ISSUERS — 96.6%
	ASSET BACKED SECURITIES — 33.0% of Net Assets
750,000	Carvana Auto Receivables Trust, Series 2019-4A, Class E,
	4.7%, 10/15/26 (144A)	$ 762,186
950,000(a)	CFMT LLC, Series 2019-HB1, Class M5, 6.0%,
	12/25/29 (144A)	933,601
700,000	Continental Credit Card ABS LLC, Series 2019-1A,
	Class C, 6.16%, 8/15/26 (144A)	717,517
495,177	Diamond Resorts Owner Trust, Series 2018-1, Class D,
	5.9%, 1/21/31 (144A)	509,489
338,742	Diamond Resorts Owner Trust, Series 2019-1A, Class D,
	5.2%, 2/20/32 (144A)	343,392
600,000	Foursight Capital Automobile Receivables Trust, Series
	2020-1, Class F, 4.62%, 6/15/27 (144A)	601,067
700,000	GLS Auto Receivables Issuer Trust, Series 2019-2,
	Class D, 4.52%, 2/17/26 (144A)	722,400
500,000	Republic Finance Issuance Trust, Series 2019-A, Class C,
	5.1%, 11/22/27 (144A)	510,200
800,000	Upstart Securitization Trust, Series 2019-3, Class C,
	5.38%, 1/21/30 (144A)	807,566
600,000	US Auto Funding LLC, Series 2019-1A, Class D, 8.06%,
	11/15/25 (144A)	620,513
	TOTAL ASSET BACKED SECURITIES
	(Cost $6,476,586)	$ 6,527,931
	COLLATERALIZED MORTGAGE OBLIGATIONS — 63.6%
	of Net Assets
787,165(a)	Cascade Funding Mortgage Trust, Series 2018-RM2,
	Class D, 4.0%, 10/25/68 (144A)	$ 741,767
500,000	COMM Mortgage Trust, Series 2020-CMB, Class F, 3.632%,
	11/13/39 (144A)	484,385
800,000(b)	Connecticut Avenue Securities Trust, Series 2019-R07,
	Class 1B1, 5.192% (1 Month USD LIBOR + 340 bps),
	10/25/39 (144A)	824,397
170,000(b)	Connecticut Avenue Securities Trust, Series 2020-R01,
	Class 1B1, 4.94% (1 Month USD LIBOR + 325 bps),
	1/25/40 (144A)	172,049
900,000(b)	Freddie Mac Stacr Trust, Series 2018-HQA2, Class B2,
	12.792% (1 Month USD LIBOR + 1,100 bps),
	10/25/48 (144A)	1,261,332
650,000(b)	Freddie Mac Stacr Trust, Series 2019-HRP1, Class B1,
	5.842% (1 Month USD LIBOR + 405 bps),
	2/25/49 (144A)	696,135
750,000(b)	Freddie Mac STACR Trust, Series 2019-FTR2, Class B1,
	4.66% (1 Month USD LIBOR + 300 bps), 11/25/48 (144A)	755,775

The accompanying notes are an integral part of these financial statements.
12	Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

Principal
Amount
USD ($)		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
900,000(b)	Freddie Mac STACR Trust, Series 2019-FTR3, Class B2,
	6.54% (1 Month USD LIBOR + 480 bps), 9/25/47 (144A)	$ 965,845
500,000(b)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE,
	Class G, 5.7% (1 Month USD LIBOR + 400 bps),
	12/15/36 (144A)	500,001
650,000(b)	Mortgage Insurance-Linked Notes Series, Series 2020-1,
	Class B1, 4.66% (1 Month USD LIBOR + 300 bps),
	2/25/30 (144A)	652,797
500,000(a)	Natixis Commercial Mortgage Securities Trust, Series
	2019-FAME, Class E, 4.544%, 8/15/34 (144A)	458,631
500,000(b)	Natixis Commercial Mortgage Securities Trust, Series
	2019-MILE, Class E, 5.18% (1 Month USD LIBOR + 350 bps),
	7/15/36 (144A)	499,998
750,000(a)	RMF Buyout Issuance Trust, Series 2020-1, Class M5,
	6.0%, 2/25/30 (144A)	743,974
500,000(b)	STACR Trust, Series 2018-DNA2, Class B1, 5.916% (1 Month
	USD LIBOR + 370 bps), 12/25/30 (144A)	536,282
500,000(b)	STACR Trust, Series 2018-DNA3, Class B1, 5.692% (1 Month
	USD LIBOR + 390 bps), 9/25/48 (144A)	549,860
780,000(b)	STACR Trust, Series 2018-DNA3, Class B2, 9.54% (1 Month
	USD LIBOR + 775 bps), 9/25/48 (144A)	933,833
600,000(b)	STACR Trust, Series 2018-HRP1, Class B1, 5.41% (1 Month
	USD LIBOR + 375 bps), 4/25/43 (144A)	630,898
295,645(b)	STACR Trust, Series 2018-HRP1, Class B2, 13.41% (1 Month
	USD LIBOR + 1,175 bps), 4/25/43 (144A)	386,340
750,000(b)	STACR Trust, Series 2018-HRP2, Class B1, 5.992% (1 Month
	USD LIBOR + 420 bps), 2/25/47 (144A)	810,186
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $12,258,494)	$12,604,485
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 96.6%
	(Cost $18,735,080)	$19,132,416
	OTHER ASSETS AND LIABILITIES — 3.4%	$ 674,472
	NET ASSETS — 100.0%	$19,806,888

bps       Basis Points.
LIBOR   London Interbank Offered Rate.
(144A)   Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2020, the value of these securities amounted to $19,132,416 or 96.6% of net assets.
(a)         The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2020.
(b)         Floating rate note. Coupon rate, reference index and spread shown at January 31, 2020.
The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 13

Schedule of Investments | 1/31/20 (continued)
Purchases and sales of securities (excluding temporary cash investments) for the period ended January 31, 2020, aggregated $23,122,734 and $4,462,508 respectively.
The Fund is permitted to engage in purchase and sale transactions (“cross trades”) with certain funds and accounts for which Amundi Pioneer Asset Management, Inc. (the “Adviser”) serves as the Fund’s investment adviser, as set forth in Rule 17a-7 under the Investment Company Act of 1940, pursuant to procedures adopted by the Board of Trustees. Under these procedures, cross trades are effected at current market prices. During the period ended January 31, 2020, the Fund did not engage in any cross trade activity.
At January 31, 2020, the net unrealized appreciation on investments based on cost for federal tax purposes of $18,735,080 was as follows:
Aggregate gross unrealized appreciation for all investments in which
there is an excess of value over tax cost	$402,781
Aggregate gross unrealized depreciation for all investments in which
there is an excess of tax cost over value	(5,445)
Net unrealized appreciation	$397,336
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1 –  quoted prices in active markets for identical securities.
Level 2 –  other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 –   significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2020, in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$6,527,931	$—	$6,527,931
Collateralized Mortgage Obligations	—	12,604,485	—	12,604,485
Total Investments in Securities	$—	$19,132,416	$—	$19,132,416
During the period ended January 31, 2020, there were no transfers between Levels 1, 2 and 3.
The accompanying notes are an integral part of these financial statements.
14 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

Statement of Assets and Liabilities | 1/31/20 (unaudited)

ASSETS:
Investments in unaffiliated issuers, at value (cost $18,735,080)	$19,132,416
Cash	919,793
Receivables —
Investment securities sold	840,370
Interest	26,669
Due from the Adviser	44,525
Other assets	31,826
Total assets	$20,995,599
LIABILITIES:
Payables —
Investment securities purchased	$1,084,858
Distributions	19,431
Trustees’ fees	1,163
Professional fees	31,619
Due to affiliates	16,518
Accrued expenses	35,122
Total liabilities	$1,188,711
NET ASSETS:
Paid-in capital	$19,301,217
Distributable earnings	505,671
Net assets	$19,806,888
NET ASSET VALUE PER SHARE:
No par value
Based on $19,806,888/1,929,737 shares	$10.26

The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 15

Statement of Operations (unaudited)
FOR THE PERIOD ENDED 1/31/20*

INVESTMENT INCOME:
Interest from unaffiliated issuers	$132,843
Total investment income		$132,843
EXPENSES:
Management fees	$23,783
Administrative expense	5,861
Custodian fees	4,664
Professional fees	32,012
Printing expense	15,264
Pricing fees	8,692
Trustees’ fees	1,166
Miscellaneous	1,802
Total expenses		$93,244
Less fees waived and expenses reimbursed by the Adviser		(65,541)
Net expenses		$27,703
Net investment income		$105,140
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$84,368
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$397,336
Net realized and unrealized gain (loss) on investments		$481,704
Net increase in net assets resulting from operations		$586,844

* For period from December 10, 2019 (date of capitalization) to January 31, 2020.

The accompanying notes are an integral part of these financial statements.
16 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

Statements of Changes in Net Assets (unaudited)

Period Ended
1/31/20*
FROM OPERATIONS:
Net investment income (loss)	$105,140
Net realized gain (loss) on investments	84,368
Change in net unrealized appreciation (depreciation) on investments	397,336
Net increase in net assets resulting from operations	$586,844
DISTRIBUTIONS TO SHAREOWNERS:
($0.04 per share)	$(81,173)
Tax return of capital:
Total distributions to shareowners	$(81,173)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$19,239,475
Reinvestment of distributions	61,742
Net increase in net assets resulting from Fund share transactions	$19,301,217
Net increase in net assets	$19,806,888
NET ASSETS:
Beginning of period	$—
End of period	$19,806,888
* For period from December 10, 2019 (date of capitalization) to January 31, 2020.

The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 17

Statements of Changes in Net Assets (continued)

	Period Ended	Period Ended
	1/31/2020*	1/31/2020*
	Shares	Amount
Class Y
Shares sold	1,923,725	$19,239,475
Reinvestment of distributions	6,012	61,742
Less shares repurchased	—	—
Net increase	1,929,737	$19,301,217

* For period from December 10, 2019 (date of capitalization) to January 31, 2020.

The accompanying notes are an integral part of these financial statements.
18 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

Financial Highlights (unaudited)

	Period Ended
	1/31/2020*
Net asset value, beginning of period	$10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$0.06
Net realized and unrealized gain (loss) on investments	0.24
Net increase (decrease) from investment operations	$0.30
Distributions to shareowners:
Net investment income	$(0.04)
Total distributions	$(0.04)
Net increase (decrease) in net asset value	$0.26
Net asset value, end of period	$10.26
Total return (b)	3.02	%(c)
Ratio of net expenses to average net assets	0.99	%(d)
Ratio of net investment income (loss) to average net assets	3.76	%(d)
Portfolio turnover rate	35	%(c)
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Net assets, end of period (in thousands)	$19,807
Total expenses to average net assets	3.33	%(d)
Net investment income (loss) to average net assets	1.42	%(d)

*     For period from December 10, 2019 (date of capitalization) to January 31, 2020.
(a)  The per-share data presented above is based on the average shares outstanding for the period presented.
(b)  Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)  Not annualized.
(d)  Annualized
The accompanying notes are an integral part of these financial statements.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 19

Notes to Financial Statements | 1/31/20 (unaudited)
1. Organization and Significant Accounting Policies
Pioneer Securitized Income Fund (the “Fund”) was organized as a Delaware statutory trust on July 16, 2019. Prior to commencing operations on December 10, 2019, the Fund had no operations other than matters relating to its organization and registration as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The investment objective of the Fund is to seek total return.
The Fund offers shares through Amundi Pioneer Distributor, Inc. (the “Distributor”). Shares are offered at the Fund’s current net asset value (“NAV”) per share. The Fund’s ability to accept offers to purchase shares may be limited when appropriate investments for the Fund are not available. Shares are generally available for purchase by registered investment advisers broker-dealers and by or through other financial intermediaries and programs sponsored by such financial intermediaries. Shares are also available to certain direct investors, which may be individuals, trusts, foundations and other institutional investors. Initial investments are subject to investment minimums described in the prospectus. Registered investment advisers and other financial intermediaries may impose different or additional minimum investment and eligibility requirements from those of the fund. Amundi Pioneer Asset Management, Inc. (the “Adviser”) or the Distributor may waive the Fund’s minimum investment requirements. The Fund is an “interval” fund and makes periodic offers to repurchase shares (See Note 4). Except as permitted by the Fund’s structure, no shareowner will have the right to require the Fund to repurchase its shares. No public market for shares exists, and none is expected to develop in the future. Consequently, shareowners generally will not be able to liquidate their investment other than as a result of repurchases of their shares by the Fund.
Amundi Pioneer Asset Management, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Pioneer Distributor, Inc., an affiliate of Amundi Pioneer Asset Management, Inc., serves as the Fund’s distributor (the “Distributor”).
In August 2018, the Securities and Exchange Commission (“SEC”) released a Disclosure Update and Simplification Final Rule. The Final Rule amends Regulation S-X disclosures requirements to conform them to U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) for investment companies. The Fund’s financial statements were prepared in compliance with the new amendments to Regulation S-X.
20 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

During March 2017, the Financial Accounting Standards Board (FASB) issued an Accounting Standard Update, ASU 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”), which shortens the amortization period for purchased non-contingently callable debt securities held at a premium. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for certain purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Fund has adopted ASU 2017-08 as of December 31, 2019. The implementation of ASU 2017-08 did not have a material impact on the Fund’s Financial Statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. GAAP. U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:
A.  Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed-income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed-income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser pursuant to
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 21

procedures adopted by the Fund’s Board of Trustees. The Adviser’s fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
At January 31, 2020, no securities were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers or using a third party insurance industry pricing model).
B.   Investment Income and Transactions
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
22 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

C.   Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of January 31, 2020, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
D.   Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions and the imposition of adverse governmental laws or currency exchange restrictions.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 23

mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as Brown Brothers Harriman & Co., the Fund’s custodian and accounting agent, and DST Asset Manager Solutions, Inc., the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor Amundi Pioneer exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at Amundi Pioneer or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareowners to effect share purchases or redemptions or receive distributions, loss of or unauthorized access to private shareowner information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees are calculated daily at the annual rate of 0.85% of the Fund’s average daily net assets. The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than extraordinary expenses, such as litigation, taxes, brokerage commissions and acquired fund fees and expenses) to the extent required to reduce fund expenses to 0.99% of the average daily net assets attributable to fund shares. This expense limitation is in effect through January 1, 2021. There can be no assurance that the Adviser will extend the expense limitation beyond January 1, 2021.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements.
24 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

Included in “Due to affiliates” reflected on the Statement of Assets and Liabilities is $16,518 in management fees, administrative costs and certain other reimbursements payable to the Adviser at January 31, 2020.
3. Transfer Agent
DST Asset Manager Solutions, Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
4. Repurchase Offers
The Fund is a closed-end “interval” fund. The Fund has adopted, pursuant to Rule 23c-3 under the 1940 Act, a fundamental policy, which cannot be changed without shareowner approval, requiring the Fund to offer to repurchase at least 5% and up to 25% of the Fund’s outstanding shares at NAV on a regular schedule.
The Fund is required to make repurchase offers every three months. Quarterly repurchase offers occur in the months of March, June, September and December. The Fund will typically seek to conduct quarterly repurchase offers for 10% of the Fund’s outstanding shares at their NAV per share unless the Fund’s Board of Trustees has approved a higher or lower amount for that repurchase offer. Repurchase offers in excess of 5% are made solely at the discretion of the Fund’s Board of Trustees and investors should not rely on any expectation of repurchase offers in excess of 5%. Even though the Fund makes quarterly repurchase offers investors should consider the Fund’s shares illiquid.
In the event a repurchase offer by the Fund is oversubscribed, the Fund may repurchase, but is not required to repurchase, additional shares up to a maximum amount of 2% of the outstanding shares of the Fund. If the Fund determines not to repurchase additional shares beyond the repurchase offer amount, or if shareowners submit for repurchase an amount of shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the shares submitted for repurchase on a pro rata basis.
No shares were repurchased during the period ended January 31, 2020. The Fund’s first repurchase offer is scheduled to begin on March 27, 2020.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 25

5. Subsequent Event
The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. Governments and central banks, including the Federal Reserve in the U.S., have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time.
26 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

Approval of Investment Management Agreement
Amundi Pioneer Asset Management, Inc. (“APAM”) serves as the investment adviser to Pioneer Securitized Income Fund (the “Fund”) pursuant to an investment management agreement between APAM and the Fund. Based on their evaluation of the information provided by APAM, the Trustees, including the Independent Trustees voting separately, unanimously approved an investment management agreement for the Fund. In approving the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that would be provided by APAM to the Fund under the investment management agreement. The Trustees reviewed APAM’s investment approach for the Fund and its research process, and considered the resources of APAM and the personnel of APAM who would provide investment management services to the Fund. The Trustees also considered that, as administrator, APAM would be responsible for the administration of the Fund’s business and other affairs. The Trustees considered the quality of such services provided by APAM to the other Pioneer Funds, including funds with a similar investment strategy. The Trustees considered the fees to be paid to APAM for the provision of administration services. Based on these considerations, the Trustees concluded that the nature, extent and quality of services that APAM would provide to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
The Trustees did not consider the Fund’s performance in approving the investment management agreement because the Fund was newly-offered and did not have a performance history.
Management Fee
The Trustees considered information presented by APAM to compare the Fund’s proposed management fee and anticipated expense ratio with other closed-end and interval funds that have at least 80% of their underlying holdings in securitized assets. The Trustees considered that the Fund’s proposed management fee would be low compared to the management fee charged by such closed-end and interval funds. The Trustees also considered that APAM would not receive a management fee on the portion of the Fund’s
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 27

assets attributable to leverage. The Trustees concluded that the proposed management fee payable by the Fund to APAM was reasonable in relation to the nature and quality of services to be provided by APAM.
Profitability
The Trustees did not consider APAM’s profitability with respect to the management of the Fund in approving the investment management agreement because the Fund was newly-offered and profitability information was not available.
Economies of Scale
The Trustees considered APAM’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by APAM in research and analytical capabilities and APAM’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.
Other Benefits
The Trustees considered the other potential benefits to APAM from its relationship with the Fund, including the character and amount of fees that would be paid by the Fund, other than under the investment management agreement, for services that would be provided by APAM and its affiliates, and the revenues and profitability of APAM’s businesses other than the fund business. The Trustees considered that Amundi Pioneer is the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally. Amundi’s worldwide asset management business manages over $1.7 trillion in assets (including the Pioneer Funds). The Trustees considered that APAM’s relationship with Amundi creates potential opportunities for APAM and Amundi that derive from APAM’s relationships with the Fund, including Amundi’s ability to market the services of APAM globally. The Trustees noted that APAM has access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s enhanced global presence that may contribute to an increase in the resources available to APAM. The Trustees considered that APAM and the Funds receive reciprocal intangible benefits from the relationship, including
28 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by APAM as a result of its relationship with the Funds were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment management agreement between for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the investment management agreement.
Pioneer Securitized Income Fund | Semiannual Report | 1/31/20 29

Trustees, Officers and Service Providers
Trustees	Officers
Thomas J. Perna, Chairman	Lisa M. Jones, President and
John E. Baumgardner, Jr.	Chief Executive Officer
Diane Durnin	Mark E. Bradley, Treasurer and
Benjamin M. Friedman	Chief Financial and
Lisa M. Jones	Accounting Officer
Lorraine H. Monchak	Christopher J. Kelley, Secretary and
Marguerite A. Piret	Chief Legal Officer
Fred J. Ricciardi
Kenneth J. Taubes

Investment Adviser and Administrator
Amundi Pioneer Asset Management, Inc.
Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Amundi Pioneer Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Transfer Agent
DST Systems,Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.amundipioneer.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
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36 Pioneer Securitized Income Fund | Semiannual Report | 1/31/20

How to Contact Amundi Pioneer
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms	1-844-391-3034

Write to us:
Amundi Pioneer
P.O. Box 219695
Kansas City, MO 64121-9427

Our toll-free fax	1-800-225-4240

Our internet e-mail address	us.askamundipioneer@amundipioneer.com
(for general questions about Amundi Pioneer only)
Visit our web site: www.amundipioneer.com/us

This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Pioneer Asset Management, Inc.
60 State Street
Boston, MA 02109
www.amundipioneer. com/us

Securities offered through Amundi Pioneer Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2020 Amundi Pioneer Asset Management 31994-00-0320

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)  Disclose that the registrant’s board of trustees has determined that the registrant either:

(i)  Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

(i)  Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. David R. Bock, an independent trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS
APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amudi Pioneer Asset Management, Inc, the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES

I. AUDIT SERVICES	Services that are directly	o Accounting research assistance
	related to performing the	o SEC consultation, registration
	independent audit of the Funds	statements, and reporting
o Tax accrual related matters
o Implementation of new accounting standards
o Compliance letters (e.g. rating agency letters)
o Regulatory reviews and assistance
regarding financial matters
o Semi-annual reviews (if requested)
o Comfort letters for closed end offerings
II. AUDIT-RELATED	Services which are not	o AICPA attest and agreed-upon procedures
SERVICES	prohibited under Rule	o Technology control assessments
	210.2-01(C)(4) (the “Rule”)	o Financial reporting control assessments
	and are related extensions of	o Enterprise security architecture
	the audit services support the	assessment
audit, or use the knowledge/expertise
gained from the audit procedures as a
foundation to complete the project.
In most cases, if the Audit-Related
Services are not performed by the
Audit firm, the scope of the Audit
Services would likely increase.
The Services are typically well-defined
and governed by accounting
professional standards (AICPA,
SEC, etc.)

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval	o A summary of all such
for the audit period for all	services and related fees
pre-approved specific service	reported at each regularly
subcategories. Approval of the	scheduled Audit Committee
independent auditors as	meeting.
auditors for a Fund shall
constitute pre approval for
these services.

o “One-time” pre-approval	o A summary of all such
for the fund fiscal year within	services and related fees
a specified dollar limit	(including comparison to
for all pre-approved	specified dollar limits)
specific service subcategories	reported quarterly.

o Specific approval is
needed to exceed the
pre-approved dollar limit for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for Audit-Related
Services not denoted as
“pre-approved”, or
to add a specific service
subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE
SUBCATEGORIES
III. TAX SERVICES	Services which are not	o Tax planning and support
	prohibited by the Rule,	o Tax controversy assistance
	if an officer of the Fund	o Tax compliance, tax returns, excise
	determines that using the	tax returns and support
	Fund’s auditor to provide	o Tax opinions
these services creates
significant synergy in
the form of efficiency,
minimized disruption, or
the ability to maintain a
desired level of
confidentiality.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval	o A summary of
for the fund fiscal year	all such services and
within a specified dollar limit	related fees
(including comparison
to specified dollar
limits) reported
quarterly.

o Specific approval is
needed to exceed the
pre-approved dollar limits for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for tax services not
denoted as pre-approved, or to
add a specific service subcategory as
“pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE
SUBCATEGORIES
IV. OTHER SERVICES	Services which are not	o Business Risk Management support
	prohibited by the Rule,	o Other control and regulatory
A. SYNERGISTIC,	if an officer of the Fund	compliance projects
UNIQUE QUALIFICATIONS	determines that using the
Fund’s auditor to provide
these services creates
significant synergy in
the form of efficiency,
minimized disruption,
the ability to maintain a
desired level of
confidentiality, or where
the Fund’s auditors
posses unique or superior
qualifications to provide
these services, resulting
in superior value and
results for the Fund.

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o “One-time” pre-approval	o A summary of
for the fund fiscal year within	all such services and
a specified dollar limit	related fees
(including comparison
to specified dollar
limits) reported
quarterly.
o Specific approval is
needed to exceed the
pre-approved dollar limits for
these services (see general
Audit Committee approval policy
below for details on obtaining
specific approvals)

o Specific approval is
needed to use the Fund’s
auditors for “Synergistic” or
“Unique Qualifications” Other
Services not denoted as
pre-approved to the left, or to
add a specific service
subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE
SUBCATEGORIES
PROHIBITED SERVICES	Services which result	1. Bookkeeping or other services
	in the auditors losing	related to the accounting records or
	independence status	financial statements of the audit
	under the Rule.	client*
2. Financial information systems design
and implementation*
3. Appraisal or valuation services,
fairness* opinions, or
contribution-in-kind reports
4. Actuarial services (i.e., setting
actuarial reserves versus actuarial
audit work)*
5. Internal audit outsourcing services*
6. Management functions or human
resources
7. Broker or dealer, investment
advisor, or investment banking services
8. Legal services and expert services
unrelated to the audit
9. Any other service that the Public
Company Accounting Oversight Board
determines, by regulation, is
impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
o These services are not to be	o A summary of all
performed with the exception of the(*)	services and related
services that may be permitted	fees reported at each
if they would not be subject to audit	regularly scheduled
procedures at the audit client (as	Audit Committee meeting
defined in rule 2-01(f)(4)) level	will serve as continual
the firm providing the service.	confirmation that has
not provided any
restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

o For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Securitized Income Fund

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date April 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date April 2, 2020

By (Signature and Title)* /s/ Mark E. Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date April 2, 2020

* Print the name and title of each signing officer under his or her signature.